Newbuildings (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,622
Maritime Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation		$ 1,286